Document and Entity Information	Nov. 08, 2026
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2026
Entity File Number	001-42736
Entity Registrant Name	Globa Terra Acquisition Corporation
Entity Central Index Key	0002043766
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	382 NE 191st Street
Entity Address, Address Line Two	#952377
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33179
City Area Code	52 55
Local Phone Number	8975 9325
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units, each consisting of one Class A ordinary share, three-fourths of one redeemable warrant and one right [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, three-fourths of one redeemable warrant and one right
Trading Symbol	GTERU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	GTERA
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	GTERW
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-tenth of one Class A ordinary share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Rights, each right entitling the holder to receive one-tenth of one Class A ordinary share
Trading Symbol	GTERR
Security Exchange Name	NASDAQ